OTHER LIABILITIES (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities
Financial liabilities	R$ 830,847	R$ 983,660
Amount of leases	2,010,127	2,938,012
Maturity of the leases	282,065	453,272
Expenses of depreciation	607,585	749,070
Interest and similar expenses	489,714	592,154
Foreign exchange variation	42,330	11,836
Short-term contracts	R$ 1,657	R$ 1,112